Financial Instruments - Forward Agreements to Purchase Foreign Currency (Details) - MXN ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount	$ 52,369	$ 79,088
2024
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount	10,052
2025
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Fair value Liability	72	0
2027
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount	4,223
Forward contract | 2024
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount	11,449	10,828
Fair value Liability	(573)	(399)
Fair Value Asset	$ 36	61
Forward contract | 2025
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount		2
Fair value Liability		0
Fair Value Asset		$ 0